River Financial Corporation (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Statements of Financial Condition

STATEMENTS OF FINANCIAL CONDITION

(in thousands)

	December 31,
	2018	2017
Assets
Cash	$10,130	$1,619
Investment in River Bank & Trust	128,452	93,593
Deferred income taxes	4	9
Other assets	180	91

Total assets	$138,766	$95,312

Liabilities
Note payable	$26,963	$5,357
Accrued expenses	327	6

Total liabilities	27,290	5,363

Common stock related to 401(k) Employee Stock Option Plan	1,371	950

Stockholders’ equity
Common stock	5,692	5,114
Additional paid in capital	79,604	64,935
Retained earnings	29,460	22,388
Accumulated other comprehensive loss	(3,167)	(2,116)
Treasury stock, at cost	(113)	(372)
Common stock related to 401(k) Employee Stock Option Plan	(1,371)	(950)

Total stockholders’ equity	110,105	88,999
Total equity	111,476	89,949

Total liabilities and stockholders’ equity	$138,766	$95,312

Statements of Income

STATEMENTS OF INCOME

(in thousands)

	Year Ended December 31,
	2018	2017
Cash dividends from River Bank & Trust	$3,750	$2,250
Other income	22	—

Total income	3,772	2,250
Interest expense – note payable	485	249
Legal and other professional fees	394	101
Data processing expense	77	4
Stockholders’ meeting expense	12	11
Other expenses	61	10

Total expenses	1,029	375

Net income before tax benefit	2,743	1,875
Applicable income tax benefit	(182)	(134)

Net income before undistributed net income of River Bank & Trust	2,925	2,009
Equity in undistributed net income of River Bank & Trust	5,581	6,286

Net income	$8,506	$8,295

Statements of Cash Flows

STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31,
	2018	2017
Net income	$8,506	$8,295
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of River Bank & Trust	(5,581)	(6,286)
Deferred income tax	5	7
(Increase) decrease in operating assets and (decrease) increase in operating liabilities:
Other assets	(89)	26
Accrued expenses and other liabilities	321	5

Net cash provided by operating activities	3,162	2,047
Cash Flows used for investing activities:
Net cash received in acquisition	241	—
Payments to Peoples Southern Bank shareholders	(24,497)	—

Net cash used in investing activities	(24,256)	—

Cash flow from financing activities:
Proceeds from note payable	27,000	—
Payments on note payable	(5,394)	(1,071)
Proceeds from exercise of common stock options and warrants	317	263
Proceeds from issuance of common stock	8,832	85
Purchase of treasury stock	(146)	(579)
Sale of treasury stock	430	281
Cash dividends	(1,434)	(1,272)

Net cash provided by (used in) financing activities	29,605	(2,293)
Net change in cash	8,511	(246)
Cash at beginning of year	1,619	1,865

Cash at end of year	$10,130	$1,619